UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number___811-08268___________

Firsthand Funds

(Exact name of registrant as specified in charter)

125 South Market, Suite 1200
San Jose, CA 95113

(Address of principal executive offices)                           (Zip code)

Firsthand Capital Management, Inc.
     125 South Market, Suite 1200
San Jose, CA 95113

(Name and address of agent for service)
Registrant’s telephone number, including area code: __(408) 294-2200______________

Date of fiscal year end: ___12/31/08____________________

Date of reporting period: __6/30/08_____________________

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Firsthand Funds

Semi-Annual Report to Shareholders

Firsthand Technology Value Fund ®
Firsthand Technology Leaders Fund
Firsthand e-Commerce Fund
Firsthand Alternative Energy Fund

June 30, 2008

Contents
Performance Summary	2
President's Letter	4
Shareholder Fee Example	6
Financial Statements
Portfolio of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20

Performance Summary

Period Returns (average annual total returns as of 6/30/08)

Fund	YTD*	1-Yr	3-Yr	5-Yr	10-Yr	Expense Ratio
Firsthand Technology Value Fund	-18.95%	-12.06%	8.97%	8.77%	3.76%	1.94%
Firsthand Technology Leaders Fund	-14.79%	-12.43%	6.63%	7.96%	4.43%	1.95%
Firsthand e-Commerce Fund	-18.20%	-16.78%	7.79%	8.59%	•	1.95%
Firsthand Alternative Energy Fund	-13.22%	•	•	•	•	2.10%
Lipper Science and Technology Fund Index	-12.51%	-7.43%	6.63%	8.12%	2.60%	•
NASDAQ Composite Index	-13.18%	-11.19%	4.51%	7.90%	2.45%	•
S&P 500 Index	-11.91%	-13.12%	4.40%	7.57%	2.88%	•
WilderHill Clean Energy Index	-29.26%	•	•	•	•	•

* Not annualized.

Returns assume reinvestment of all dividends and distributions but do not reflect the impact of taxes. The performance data quoted represent past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent month-end, please contact Firsthand Funds by calling 1.888.884.2675 or go to www.firsthandfunds.com.

The Nasdaq Composite Index (NASDAQ) is a capitalization-weighted index of all common stocks listed with Nasdaq. The Standard & Poor's 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The Lipper Science and Technology Fund Index includes the largest 30 mutual funds in the group, which, by prospectus or portfolio practice, invest at least 80% of their equity portfolios in science and technology stocks. The Wilder Hill Clean Energy Index is a market-weighted index of 40 companies in the cleaner fuel, energy conversion, energy storage, greener utilities, power delivery and conservation, and renewable energy harvesting sectors.

Fund (Inception Date)	Average Annual Total Returns	NASDAQ	S&P 500	WilderHill Clean Energy
Firsthand Technology Value Fund7 (5/20/94)	12.79%	8.99%	9.53%	•
Firsthand Technology Leaders Fund (12/10/97)	6.75%	3.85%	4.28%	•
Firsthand e-Commerce Fund (9/30/99)	-10.34%	-1.52%	1.66%	•
Firsthand Alternative Energy Fund (10/29/07)*	-5.50%	-18.13%	-15.72%	-23.00%

* Total returns.

Each Fund may invest in small-capitalization companies and Initial Public Offerings ("IPOs"). These investments will be more volatile than investments in large-capitalization companies and loss of principal could be greater. The Funds may invest in foreign securities, which will be subject to greater risks than investing in domestic securities. Because the Funds are not diversified, they can take larger positions in fewer companies, increasing their risk profile. The Funds invest in several industries within the technology sector and the relative weightings of these industries in a Fund's portfolio may change at any time.

Holdings by Industry – % of net assets (as of 6/30/08)

Industry	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand e-Commerce Fund	Firsthand Alternative Energy Fund

Advanced Materials	11.9%	5.3%	•	6.5%
Basic Materials	•	•	•	4.6%
Battery	•	•	•	3.9%
Building Automation	•	•	•	2.5%
Communications	4.9%	5.3%	12.1%	•
Communications Equipment	4.0%	4.7%	•	•
Computer	0.2%	3.7%	3.9%	•
Consumer Electronics	•	•	•	•
Electronic Design Automation	•	•	•	•
Electronic Entertainment	•	•	•	•
Electronic Manufacturing Services	0.2%	•	•	•
Energy Efficiency	3.5%	•	•	7.8%
Environmental Services	•	•	•	-1.0%
Industrials	•	•	•	3.0%
Intellectual Property	9.7%	•	•	•
Internet	5.5%	8.5%	28.9%	•
Media	•	•	2.8%	•
Networking	3.1%	5.1%	4.0%	•
Other Electronics	4.7%	7.1%	8.6%	4.4%
Peripherals	5.0%	9.6%	•	•
Photonics	•	•	•	•
Renewable Energy	9.9%	3.6%	•	44.7%
Semiconductor Equipment	3.8%	3.7%	•	1.2%
Semiconductors	25.7%	19.8%	3.1%	2.7%
Services	0.2%	•	•	•
Software	3.1%	11.3%	16.7%	•
Net Cash	4.6%	12.3%	19.9%	19.7%

President's Letter

Dear Fellow Shareholders,

Rising energy prices and the crisis in the financial services sector grabbed stock market headlines for most of the first half of 2008. The upward trend in commodity prices I discussed in the 2007 Annual Report continued through this reporting period, as the price for a barrel of oil raced past $140 and the national average for a gallon of gas rose above $4 for the first time in history.

Tension in the U.S. financial sector reached new levels as the days of easy credit came to a bitter end, hobbling the housing market and dragging down Bear Stearns. Not surprisingly, the U.S. stock market fell as these factors contributed to recessionary fears. While there remains a healthy debate about whether or not we're in a recession, consensus seems to be building that even if we are not there yet, we will be soon.

Against this troubling backdrop, technology stocks held their ground remarkably well in the first half of the year. The NASDAQ Composite Index slightly outperformed the Dow Jones Industrial Average during the period (-13.18% and -13.38%, respectively), although the S&P 500 was the best performer among the major indices, dropping 11.91% in the first six months of 2008.

For Firsthand Funds, the story was mixed. Year-to-date, each of our technology sector funds underperformed the NASDAQ Composite Index and the Lipper Science & Technology Fund Index (-12.51%) peer group benchmarks to varying degrees. Firsthand Technology Leaders Fund was our best technology fund performer, dropping 14.79%. In the energy sector, our Firsthand Alternative Energy Fund fell 13.22% during the period, trailing the S&P 500 Index, but outperforming its benchmark, the WilderHill Clean Energy Index (down 29.26%), by a substantial margin. Please see pages 2 and 3 for complete Fund performance information.

Some Bright Spots

Technology companies, of course, are not separate from the rest of the economy and their stocks tend to move in sync with overall market fluctuations. However, among our portfolio holdings bucking the downward trend was Broadcom (BRCM). The company's stock has flourished lately as it continues to grab market share in chips for wireless phone handsets, including a high-profile design win in the new Apple (AAPL) iPhone 3G. Apple stock posted remarkable gains in the second quarter when it confirmed a July 11 launch date for the new iPhone. The company is building momentum in its PC business as well, with growth rates double those of the PC industry as a whole.

Another segment of the market that remains relatively healthy is electronic games. Now that we are well into the production ramp for the current generation of game consoles, providers of gaming software have a larger market of console owners to sell to. This is typically the most profitable part of the console cycle for software vendors, since volumes are up, and game publishers can focus on just a handful of platforms, as opposed to many during console transitions. Although we sold our position in Nintendo during the period, we continue to focus on finding opportunities in this exciting industry.

The first half of the year also gave us some bargain-hunting opportunities. We find it somewhat surprising that a number of blue-chip tech stocks have been trading at very low valuations, particularly given their strong cash flows. We found the valuations for Corning (GLW), Intel (INTC), and Nokia (NOK) particularly compelling. These companies all have industry-leading market share and technology and will likely emerge from any recession in an even stronger competitive position. Despite a modest sell-off in its stock during the period, we continue to be impressed by Google (GOOG). One of the biggest trends in the advertising industry is a shift from traditional offline (magazine, newspaper, broadcast) ads to online ads. Google is the undisputed king of online advertising, and continues to grow at a remarkable rate. While a slowing economy will almost certainly have an impact on Google's business, the fact that the company has its competitors, notably Yahoo and Microsoft, scrambling to find ways to compete gives us confidence that this is a stock to own for the long term.

Looking Ahead - Separating Turbulence From Trends

The markets have certainly provided plenty of nasty surprises lately. Some of these crises can be thought of as storms that will eventually pass, while others represent much longer-term changes to the investment climate. The tricky part is distinguishing between the two. While we cannot predict everything that will change, it's helpful to envision what probably will not change.

For example, while the U.S. financial system is undergoing some intensely painful changes, in the long run, people will still use banks and have mortgages. People in developing countries will continue aspiring to a better life, and their efforts will fuel global economic growth in technology-related products. While it is true that stocks in emerging markets, notably India and China, have declined significantly this year, these losses need to be considered relative to their extraordinary growth in recent years and the overall economic slowdown being felt around the world. Neither of these countries is anywhere near an economic peak. Quite the contrary: The circumstances that opened the door for worldwide economic growth are still very much in place, and we will continue to allocate portfolio exposure accordingly.

Similarly, whether we are talking about a gallon of gasoline, a barrel of crude oil, or a ton of coal, the price of energy has been climbing dramatically for some time now. At some point, savvy traders will profit handsomely by betting that the price will come back down. It's a bit like predicting rain–predict it everyday and eventually you'll be right. But don't be fooled: The reasons behind the historic energy price increases are unlikely to unwind themselves overnight. In our view, the transition to alternative energy is absolutely imperative–even if crude oil falls to "only" $100 per barrel, or gasoline retreats to "just" $3 per gallon. That is why, regardless of where various commodities are trading on the day you read this, I believe the price of energy is likely to trend higher in the coming years, and the cost of solar, wind, and other alternatives will steadily fall.

Today's economic uncertainties are stressful, but I believe that it is in the midst of crisis that some of the best investments are made. Our approach remains straightforward: We will continue to take advantage of our Silicon Valley vantage point to find the best companies positioned within the most powerful long-term trends in technology and alternative energy.

Sincerely,

Kevin Landis
President and Chief Executive Officer

Shareholder Fee Example (unaudited)

Example–In general, mutual fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that Firsthand Funds ("Trust") does not charge transaction fees for 12b-1 distribution and service fees, though you may incur transaction fees if you purchase shares through a broker.

The example on the following page is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

Actual Expenses–The section of the table at the right entitled "Actual" provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section entitled "Actual" under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA or other tax-qualified savings plan, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes–The section of the table at right entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year  before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table at right are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Shareholder Fee Example (unaudited) (cont'd)

Firsthand Technology Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/08	6/30/08	1/1/08-6/30/08	Expense Ratio
Actual	$1,000	$810.46	$8.27	1.94%
Hypothetical**	$1,000	$1,014.78	$9.72	1.94%

Firsthand Technology Leaders Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/08	6/30/08	1/1/08-6/30/08	Expense Ratio
Actual	$1,000	$852.12	$8.61	1.95%
Hypothetical**	$1,000	$1,014.73	$9.77	1.95%

Firsthand e-Commerce Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/08	6/30/08	1/1/08-6/30/08	Expense Ratio
Actual	$1,000	$817.99	$8.44	1.95%
Hypothetical**	$1,000	$1,014.73	$9.77	1.95%

Firsthand Alternative Energy Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/08	6/30/08	1/1/08-6/30/08	Expense Ratio
Actual	$1,000	$867.77	$9.54	2.10%
Hypothetical**	$1,000	$1,013.97	$10.52	2.10%

* Expenses are calculated by multiplying the Fund's annualized expense ratio listed above by the average account value over the period and multiplying that number by 182/366 (to reflect the one-half year period).

** 5% return per year before expenses.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Portfolio of Investments, June 30, 2008 (unaudited)

Firsthand Technology Value Fund

	SHARES	MARKET VALUE

COMMON STOCKS – 93.3% ($273,701,890)
Advanced Materials – 11.6% ($34,000,350)
Corning, Inc.	987,000	$22,750,350
UCT Coatings, Inc., Series B* (1)	500,000	11,250,000
Communications – 4.9% ($14,445,284)
America Movil SAB de C.V., Series L - ADR	61,500	3,244,125
Clearwire Corp.*	499,000	6,467,040
Singapore Telecommunications Ltd. - ADR	30,300	807,316
ViaSat, Inc.*	194,300	3,926,803
Communications Equipment – 4.0% ($11,875,885)
Alvarion Ltd.*	597,335	4,217,185
Nokia Corp. - ADR	312,600	7,658,700
Computer – 0.2% ($667,665)
Lenovo Group Ltd. - ADR	49,300	667,665
Electronics Manufacturing Services – 0.2% ($466,934)
Hon Hai Precision Industry Co., Ltd. - GDR	23,364	230,154
Quanta Computer, Inc. - GDR	30,583	236,780
Energy Efficiency – 3.5% ($10,145,140)
Echelon Corp.*	479,600	5,227,640
Itron, Inc.*	50,000	4,917,500
Intellectual Property – 8.7% ($25,566,232)
Silicon Genesis Corp., Common* (1)(2)	871,892	1,765,939
Silicon Genesis Corp., Series 1-C* (1)(2)	82,914	978,504
Silicon Genesis Corp., Series 1-D* (1)(2)	850,830	3,881,027
Silicon Genesis Corp., Series 1-E* (1)(2)	5,704,480	16,088,972
Silicon Genesis Corp., Series 1-F* (1)(2)	912,453	2,851,790
Internet – 5.5% ($16,185,095)
Akamai Technologies, Inc.*	180,500	6,279,595
Napster, Inc.*	550,000	781,000
Netflix, Inc.*	350,000	9,124,500
Networking – 3.1% ($9,207,553)

see accompanying notes to financial statements

Portfolio of Investments, June 30, 2008 (unaudited) (cont'd)

Firsthand Technology Value Fund

	SHARES	MARKET VALUE

Cisco Systems, Inc.*	382,900	$8,906,254
IP Unity, Inc., Series C* (1)	1,932,222	19,322
IP Unity, Inc., Series E* (1)	193,042	281,977
Polaris Networks, Inc., Series A* (1)	297,848	0
Other Electronics – 4.7% ($13,912,003)
Intevac, Inc.*	791,700	8,930,376
iRobot Corp.*	11,800	162,132
Microvision, Inc.*	255,100	701,525
VeriFone Holdings, Inc.*	344,600	4,117,970
Peripherals – 5.0% ($14,582,280)
EMC Corp.*	490,000	7,198,100
Seagate Technology, Inc.	386,000	7,384,180
Photonics – 0.0% ($0)
Celox Networks, Inc., Common* (1)	138,121	0
Celox Networks, Inc., Series A-1* (1)	1,000,000	0
Luminous Networks, Inc., Common* (1)	78,492	0
Luminous Networks, Inc., Series A1* (1)	356,946	0
Luminous Networks, Inc., Series B1* (1)	259,236	0
Renewable Energy – 9.2% ($26,906,018)
Sharp Corp.	45,288	738,777
Solaicx, Series B* (1)(2)	7,396,238	5,412,271
Solaicx, Series C* (1)(2)	2,916,581	3,578,995
SoloPower, Series A* (1)(2)	2,721,088	10,726,529
SoloPower, Series B* (1)(2)	228,779	1,002,052
Suntech Power Holdings Co., Ltd. - ADR*	9,800	367,108
Trina Solar Ltd. - ADR*	157,100	4,813,544
ULVAC, Inc.	7,600	266,742
Semiconductor Equipment – 3.8% ($11,253,192)
Applied Materials, Inc.	305,072	5,823,825
FormFactor, Inc.*	294,594	5,429,367
Semiconductors – 25.7% ($75,340,675)
AuthenTec, Inc.*	1,332,974	13,889,589
Broadcom Corp.*	521,600	14,234,464
Cavium Networks, Inc.*	29,400	617,400
Chartered Semiconductor Manufacturing Ltd. - ADR*	1,182,042	6,713,999
Clarisay, Inc., Series B* (1)(2)	2,605,306	0

see accompanying notes to financial statements

Portfolio of Investments, June 30, 2008 (unaudited) (cont'd)

Firsthand Technology Value Fund

	SHARES	MARKET VALUE

Clarisay, Inc., Series C* (1)(2)	7,194,244	$0
Intel Corp.	396,500	8,516,820
Power Integrations, Inc.*	9,000	284,490
Rambus, Inc.*	991,500	18,907,905
Samsung Electronics Co., Ltd. - GDR (3)	1,699	507,564
Semiconductor Manufacturing International Corp.*	1,300,000	3,783,000
Silicon Optix, Inc., Series B* (1)	1,111,111	11,111
SiRF Technology Holdings, Inc.*	1,049,000	4,531,680
Soitec S.A.*	72,740	446,918
Spreadtrum Communications, Inc. - ADR*	97,800	488,022
Synaptics, Inc.*	13,300	501,809
Techwell, Inc.*	154,700	1,905,904
Services – 0.1% ($147,753)
Innovion Corp., Series C* (1)	1,575,322	147,753
Software – 3.1% ($8,999,831)
NICE-Systems Ltd. - ADR*	196,400	5,807,548
Omniture, Inc.*	145,100	2,694,507
Verint Systems, Inc.*	21,200	497,776
WARRANTS – 1.6% ($4,587,846)
Advanced Materials – 0.3% ($1,000,002)
UCT Coatings, Inc., B Warrant (1)	600,000	1,000,002
Intellectual Property – 1.0% ($2,771,314)
Silicon Genesis Corp., 1-E Warrant* (1)(2)	94,339	166,076
Silicon Genesis Corp., 1-E Warrant* (1)(2)	1,257,859	2,547,680
Silicon Genesis Corp., Common Warrant* (1)(2)	37,982	57,558
Networking – 0.0% ($69)
IP Unity, Inc., E Warrant* (1)	69,496	69
Polaris Networks, Inc., Convertible Warrant* (1)	75,712	0
Photonics – 0.0% ($0)
Celox Networks, Inc., A-1 Warrant* (1)	500,000	0
Renewable Energy – 0.3% ($816,461)
Solaicx, Series C Warrant* (1)(2)	670,814	816,461
Semiconductors – 0.0% ($0)
Clarisay, Inc., D Warrant* (1)(2)	500,000	0
Clarisay, Inc., D Warrant* (1)(2)	500,000	0
Clarisay, Inc., D Warrant* (1)(2)	500,000	0

see accompanying notes to financial statements

Portfolio of Investments, June 30, 2008 (unaudited) (cont'd)

Firsthand Technology Value Fund

	SHARES	MARKET VALUE

Clarisay, Inc., D Warrant* (1)(2)	250,000	$0
Clarisay, Inc., D Warrant* (1)(2)	100,000	0
Clarisay, Inc., D Warrant* (1)(2)	500,000	0
CONVERTIBLE BONDS – 0.1% ($271,751)
Networking – 0.0% ($0)
Polaris Networks, Inc., 10.00%* (1)	100,949	0
Semiconductors – 0.0% ($0)
Clarisay, Inc., 8.00%* (1)(2)	500,000	0
Clarisay, Inc., 8.00%* (1)(2)	500,000	0
Clarisay, Inc., 8.00%* (1)(2)	500,000	0
Clarisay, Inc., 8.00%* (1)(2)	250,000	0
Clarisay, Inc., 8.00%* (1)(2)	100,000	0
Clarisay, Inc., 8.00%* (1)(2)	500,000	0
Services – 0.1% ($271,751)
Innovion Corp., 9.50%* (1)	543,502	271,751
PARTICIPATION NOTE – 0.4% ($1,290,140)
Renewable Energy – 0.4% ($1,290,140)
Suzlon Energy Ltd., 0.00%, 09/16/10*	257,000	1,290,140
CASH EQUIVALENTS – 4.6% ($13,481,251)
PNC Bank Money Market Portfolio	13,481,251	13,481,251
Total Investments (Cost $371,204,340) – 100.0%		293,332,878
Liabilities in excess of other assets – 0.0%		(11,295)
NET ASSETS – 100.0%		$293,321,583

(1) Restricted security.
(2) Affiliated Issuer.
(3) Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures, has deemed these securities to be liquid.
* Non-income producing security.
ADR American Depositary Receipt
GDR Global Depositary Receipt

see accompanying notes to financial statements

Portfolio of Investments, June 30, 2008 (unaudited)

Firsthand Technology Leaders Fund

	SHARES	MARKET VALUE

COMMON STOCKS – 87.7% ($43,206,497)
Advanced Materials – 5.3% ($2,589,137)
Corning, Inc.	112,327	$2,589,137
Communications – 5.3% ($2,589,827)
China Mobile Hong Kong Ltd. - ADR	38,683	2,589,827
Communications Equipment – 4.7% ($2,327,255)
Nokia Corp. - ADR	94,990	2,327,255
Computer – 3.7% ($1,830,294)
Hewlett-Packard Co.	41,400	1,830,294
Internet – 8.5% ($4,164,194)
eBay, Inc.*	47,295	1,292,573
Google, Inc., Class A*	5,455	2,871,621
Networking – 5.1% ($2,513,708)
Cisco Systems, Inc.*	108,070	2,513,708
Other Electronics – 7.1% ($3,506,356)
Koninklijke (Royal) Philips Electronics N.V.	31,700	1,071,460
L-1 Identity Solutions, Inc.*	182,800	2,434,896
Peripherals – 9.6% ($4,705,373)
EMC Corp.*	165,400	2,429,726
Seagate Technology, Inc.	118,957	2,275,647
Renewable Energy – 3.6% ($1,794,334)
Suntech Power Holdings Co., Ltd. - ADR*	47,900	1,794,334
Semiconductor Equipment – 3.7% ($1,823,095)
Applied Materials, Inc.	95,500	1,823,095
Semiconductors – 19.8% ($9,773,644)
Broadcom Corp.*	111,425	3,040,788
Intel Corp.	141,300	3,035,124
Samsung Electronics Co., Ltd. - GDR (1)	6,900	2,061,326
Texas Instruments, Inc.	58,111	1,636,406
Software – 11.3% ($5,589,280)

see accompanying notes to financial statements

Portfolio of Investments, June 30, 2008 (unaudited) (cont'd)

Firsthand Technology Leaders Fund

	SHARES	MARKET VALUE

Adobe Systems, Inc.*	33,130	$1,304,991
Microsoft Corp.	71,250	1,960,087
NICE-Systems Ltd. - ADR*	78,600	2,324,202
CASH EQUIVALENTS – 12.7% ($6,222,100)
PNC Bank Money Market
Portfolio	6,222,100	6,222,100
Total Investments (Cost $46,690,333) – 100.4%		49,428,597
Liabilities in excess of other assets – (0.4)%		(173,780)
NET ASSETS – 100.0%		$49,254,817

(1) Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid.
* Non-income producing security.
ADR American Depositary Receipt
GDR Global Depositary Receipt

see accompanying notes to financial statements

Portfolio of Investments, June 30, 2008 (unaudited)

Firsthand e-Commerce Fund

	SHARES	MARKET VALUE

COMMON STOCKS – 80.1% ($24,572,674)
Communications – 12.1% ($3,699,290)
Comcast Corp., Special Class A	22,500	$422,100
Equinix, Inc.*	25,000	2,230,500
Internap Network Services Corp.*	23,715	110,986
NeuStar, Inc.*	43,400	935,704
Computer – 3.9% ($1,192,556)
Dell, Inc.*	15,500	339,140
International Business Machines Corp.	7,200	853,416
Internet – 28.9% ($8,859,821)
Akamai Technologies, Inc.*	50,800	1,767,332
CyberSource Corp.*	41,814	699,548
eBay, Inc.*	33,700	921,021
Gmarket, Inc. - ADR*	22,100	453,050
Google, Inc., Class A*	5,800	3,053,236
LivePerson, Inc.*	140,000	393,400
Monster Worldwide, Inc.*	34,900	719,289
ValueClick, Inc.*	56,300	852,945
Media – 2.8% ($851,311)
News Corp., Class B	55,460	851,311
Networking – 4.0% ($1,225,802)
Cisco Systems, Inc.*	52,700	1,225,802
Other Electronics – 8.6% ($2,653,766)
L-1 Identity Solutions, Inc.*	84,500	1,125,540
VeriFone Holdings, Inc.*	127,885	1,528,226
Semiconductors – 3.1% ($962,808)
AuthenTec, Inc.*	92,400	962,808
Software – 16.7% ($5,127,320)
Adobe Systems, Inc.*	48,069	1,893,438
Microsoft Corp.	70,000	1,925,700
Omniture, Inc.*	70,446	1,308,182
CASH EQUIVALENTS – 17.0% ($5,224,721)
PNC Bank Money Market Portfolio	5,224,721	5,224,721
Total Investments (Cost $29,985,465) – 97.1%		29,797,395

see accompanying notes to financial statements

Portfolio of Investments, June 30, 2008 (unaudited) (cont'd)

Firsthand e-Commerce Fund

	SHARES	MARKET VALUE

Other assets in excess of liabilities – 2.9%		$874,539
NET ASSETS – 100.0%		$30,671,934

* Non-income producing security.
ADR American Depositary Receipt

see accompanying notes to financial statements

Portfolio of Investments, June 30, 2008 (unaudited)

Firsthand Alternative Energy Fund

	SHARES	MARKET VALUE

COMMON STOCKS – 85.2% ($3,763,993)
Advanced Materials – 6.5% ($289,441)
Corning, Inc. (1)	7,760	$178,868
MEMC Electronic Materials, Inc.*	730	44,924
Metabolix, Inc.*	3,700	36,260
Wacker Chemie AG	140	29,389
Basic Materials – 4.6% ($201,480)
Metalico, Inc.*	11,500	201,480
Battery – 3.9% ($172,327)
Valence Technology, Inc.*	38,900	172,327
Building Automation – 2.5% ($108,984)
Johnson Controls, Inc.	3,800	108,984
Energy Efficiency – 7.8% ($343,079)
Echelon Corp.*	17,705	192,985
Honeywell International, Inc.	1,880	94,526
Itron, Inc.*	565	55,568
Environmental Services – 1.9% ($84,600)
ADA-ES, Inc.*	9,400	84,600
Industrials – 3.0% ($132,221)
3M Co.	1,900	132,221
Other Electronics – 4.4% ($196,628)
Aixtron AG - ADR	7,900	81,291
Cree, Inc.*	1,100	25,091
Koninklijke (Royal) Philips Electronics N.V.	2,670	90,246
Renewable Energy – 46.7% ($2,062,904)
Amtech Systems, Inc.*	9,500	102,030
Ascent Solar Technologies, Inc.*	2,000	20,700
Clipper Windpower PLC*	3,000	31,759
Conergy AG*	3,500	73,335
Cypress Semiconductor Corp.*	1,310	32,422
Energy Conversion Devices, Inc.*	1,800	132,552
FuelCell Energy, Inc.*	5,000	35,500
Gamesa Corp. Tecnologica S.A.	2,000	98,368
JA Solar Holdings Co., Ltd. - ADR*	7,000	117,950
KYOCERA Corp. - ADR	950	89,347
LDK Solar Co., Ltd. - ADR*	930	35,228

see accompanying notes to financial statements

Portfolio of Investments, June 30, 2008 (unaudited) (cont'd)

Firsthand Alternative Energy Fund

	CONTRACTS/ SHARES	MARKET VALUE

Motech Industries, Inc.	26,400	$205,292
Orion Energy Systems, Inc.*	14,000	140,000
Renewable Energy Corp. A.S.*	5,400	139,993
Sharp Corp.	6,000	97,877
Solarfun Power Holdings Co., Ltd. - ADR*	8,400	147,000
Suntech Power Holdings Co., Ltd. - ADR* (1)	5,320	199,287
Trina Solar Ltd. - ADR*	2,300	70,472
U.S. Geothermal, Inc.*	10,500	30,870
ULVAC, Inc.	2,700	94,764
Vestas Wind Systems A.S.*	980	128,380
WaterFurnace Renewable Energy, Inc.	600	15,898
Yingli Green Energy Holding Co. - ADR*	1,500	23,880
Semiconductor Equipment – 1.2% ($52,211)
Applied Materials, Inc.	2,735	52,211
Semiconductors – 2.7% ($120,118)
Power Integrations, Inc.*	3,800	120,118
PUT OPTION – 1.0% ($42,720)
Renewable Energy – 1.0% ($42,720)
First Solar, Inc., Expiration September 2009, Exercise Price $300	8	42,720
CASH EQUIVALENTS – 21.0% ($925,776)
PNC Bank Money Market Portfolio	925,776	925,776
Total Investments (Cost $5,102,588) – 107.2%		4,732,489
Liabilities in excess of other assets – (7.2)%		(315,862)

NET ASSETS – 100.0%		$4,416,627

see accompanying notes to financial statements

Portfolio of Investments, June 30, 2008 (unaudited) (cont'd)

Firsthand Alternative Energy Fund

	SHARES	MARKET VALUE

SCHEDULE OF SECURITIES SOLD SHORT – 5.9% ($258,648)
Environmental Services – 2.9% ($126,864)
Fuel Tech, Inc.*	7,200	$126,864
Renewable Energy – 3.0% ($131,784)
Evergreen Solar, Inc.*	13,600	131,784
Total Securities Sold Short (Proceeds $263,610) – 5.9%

(1) All or a portion of the shares have been committed for open short positions.
* Non-income producing security.
ADR American Depositary Receipt
PLC Public Liability Co.

see accompanying notes to financial statements

Statements of Assets and Liabilities

June 30, 2008 (unaudited)

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand e-Commerce Fund	Firsthand Alternative Energy Fund

ASSETS
Investment securities:
Unaffiliated issuers at acquisition cost	$332,191,037	$46,690,333	$29,985,465	$5,102,588
Affiliated issuers at acquisition cost	39,013,303	–	–	–
Total acquisition cost	$371,204,340	$46,690,333	$29,985,465	$5,102,588
Unaffiliated issuers at market value	$243,459,024	$49,428,597	$29,797,395	$4,732,489
Affiliated issuers at market value	49,873,854	–	–	–
Total market value (Note 2)	293,332,878	49,428,597	29,797,395	4,732,489
Foreign currency, at value (Cost $3,647, $0, $0 and $9,966)	3,721	–	–	10,549
Receivable for securities sold	1,298,835	–	2,924,689	263,610
Receivable from dividends, interest, and reclaims	23,869	9,638	6,571	2,043
Receivable for capital shares sold	29,138	1,122	7,408	3,900
Deferred trustee compensation (Note 5)	223,259	67,311	67,311	4,243
Other Assets (Note 7)	1,739,749	–	–	–
TOTAL ASSETS	296,651,449	49,506,668	32,803,374	5,016,834
LIABILITIES
Payable for securities purchased	2,131,627	–	1,633,875	316,634
Payable to affiliates (Note 4)	506,872	84,106	53,604	7,843
Payable for capital shares redeemed	468,108	100,434	376,650	12,839
Securities sold short, at value (Cost $0, $0, $0 and $263,610)	–	–	–	258,648
Payable for trustee compensation (Note 5)	223,259	67,311	67,311	4,243
TOTAL LIABILITIES	3,329,866	251,851	2,131,440	600,207
NET ASSETS	$293,321,583	$49,254,817	$30,671,934	$4,416,627
Net Assets consist of:
Paid-in-capital	3,024,202,076	369,273,684	424,976,566	4,762,620
Accumulated net investment loss	(2,589,415)	(249,839)	(271,744)	(17,154)
Accumulated net realized gains (losses) from security transactions and foreign currency	(2,652,159,466)	(322,507,292)	(393,844,818)	35,705
Net unrealized appreciation on other assets	1,739,749	–	–	–
Net unrealized appreciation (depreciation) on investments, foreign currency and options	(77,871,361)	2,738,264	(188,070)	(364,544)
NET ASSETS	$293,321,583	$49,254,817	$30,671,934	$4,416,627
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,128,742	2,506,673	8,033,751	467,124
Net asset value, redemption price and offering price per share (Note 2)	$36.08	$19.65	$3.82	$9.45

see accompanying notes to financial statements

Statements of Operations

For the six months ended June 30, 2008 (unaudited)

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand e-Commerce Fund	Firsthand Alternative Energy Fund

INVESTMENT INCOME
Dividends	$375,560	$282,002	$57,124	$15,755
Foreign tax withholding	(390)	(12,799)	–	(257)
TOTAL INVESTMENT INCOME	375,170	269,203	57,124	15,498

EXPENSES
Investment advisory fees (Note 4)	2,319,256	399,262	252,975	25,489
Administration fees (Note 4)	645,329	119,780	75,893	6,952
Trustees fees	20,205	6,092	6,092	383
GROSS EXPENSES	2,984,790	525,134	334,960	32,824
Investment advisory fees waived	(20,205)	(6,092)	(6,092)	(383)
TOTAL NET EXPENSES	2,964,585	519,042	328,868	32,441

NET INVESTMENT LOSS	(2,589,415)	(249,839)	(271,744)	(16,943)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions
Non-affiliated	22,684,133	1,120,969	1,366,602	34,592
Affiliated	655,316	–	–	–
Net realized gains (losses) from foreign currency	(228)	(9,098)	–	1,113
Net change in unrealized depreciation on other assets	(623,761)	–	–	–
Net change in unrealized depreciation on investments, options and foreign currency	(97,513,356)	(10,113,080)	(8,387,211)	(480,029)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(74,797,896)	(9,001,209)	(7,020,609)	(444,324)

CHANGE IN NET ASSETS FROM OPERATIONS	$(77,387,311)	$(9,251,048)	$(7,292,353)	$(461,267)

see accompanying notes to financial statements

Statements of Changes in Net Assets

For the periods ended June 30, 2008, and December 31, 2007

	Firsthand Technology Value Fund		Firsthand Technology Leaders Fund
	6 Mos. Ended 6/30/08*	Year Ended 12/31/07	6 Mos. Ended 6/30/08*	Year Ended 12/31/07

FROM OPERATIONS:
Net investment loss	$(2,589,415)	$(6,015,754)	$(249,839)	$(794,008)
Net realized gains from security transactions and foreign currency	23,339,221	(31,524,505)	1,111,871	11,345,786
Net change in unrealized appreciation (depreciation) on investments, foreign currency and other assets	(98,137,117)	116,080,418	(10,113,080)	(1,458,660)
Net increase (decrease) in net assets from operations	(77,387,311)	78,540,159	(9,251,048)	9,093,118

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,052,030	94,372,812	886,448	3,632,363
Proceeds received in merger**	30,822,188	–	–	–
Payment for shares redeemed	(57,943,755)	(161,074,182)	(5,922,094)	(23,177,192)
Net decrease in net assets from capital share transactions	(12,069,537)	(66,701,370)	(5,035,646)	(19,544,829)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(89,456,848)	11,838,789	(14,286,694)	(10,451,711)

NET ASSETS:
Beginning of period	382,778,431	370,939,642	63,541,511	73,993,222
End of period	$293,321,583	$382,778,431	$49,254,817	$63,541,511
Accumulated Net Investment Income (Loss)	$(2,589,415)	$–	$(249,839)	$–

CAPITAL SHARE ACTIVITY:
Shares sold	391,377	2,289,099	42,958	160,504
Shares issued in exchange for proceeds received in merger**	648,799	–	–	–
Shares redeemed	(1,507,939)	(3,971,586)	(291,301)	(1,063,363)
Net decrease in shares outstanding	(467,763)	(1,682,487)	(248,343)	(902,859)
Shares outstanding, beginning of period	8,596,505	10,278,992	2,755,016	3,657,875
Shares outstanding, end of period	8,128,742	8,596,505	2,506,673	2,755,016

* Unaudited
** Note 11

see accompanying notes to financial statements

Statements of Changes in Net Assets (cont'd)

For the periods ended June 30, 2008, and December 31, 2007

	Firsthand e-Commerce Fund		Firsthand Alternative Energy Fund
	6 Mos. Ended 6/30/08*	Year Ended 12/31/07	6 Mos. Ended 6/30/08*	Year Ended 12/31/07

FROM OPERATIONS:
Net investment loss	$(271,744)	$(554,505)	$(16,943)	$(128)
Net realized gains (losses) from security transactions and foreign currency	1,366,602	6,041,371	35,705	(211)
Net change in unrealized appreciation (depreciation) on investments, options, and foreign currency	(8,387,211)	159,678	(480,029)	115,485
Net increase (decrease) in net assets from operations	(7,292,353)	5,646,544	(461,267)	115,146

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	696,709	12,235,244	3,856,987	1,847,450
Payment for shares redeemed	(3,400,351)	(17,518,670)	(861,177)	(80,512)
Net increase (decrease) in net assets from capital share transactions	(2,703,642)	(5,283,426)	2,995,810	1,766,938

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,995,995)	363,118	2,534,543	1,882,084

NET ASSETS:
Beginning of period	40,667,929	40,304,811	1,882,084	–
End of period	$30,671,934	$40,667,929	$4,416,627	$1,882,084
Accumulated Net Investment Income (Loss)	$(271,744)	$–	$(17,154)	$(211)

CAPITAL SHARE ACTIVITY:
Shares sold	165,725	2,764,369	380,549	180,409
Shares redeemed	(839,733)	(4,016,588)	(86,185)	(7,649)
Net increase (decrease) in shares outstanding	(674,008)	(1,252,219)	294,364	172,760
Shares outstanding, beginning of period	8,707,759	9,959,978	172,760	–
Shares outstanding, end of period	8,033,751	8,707,759	467,124	172,760

* Unaudited

see accompanying notes to financial statements

Financial highlights

For a share outstanding throughout each period

Firsthand Technology Value Fund

6 Mos. Ended 6/30/08*	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03

Net asset value at beginning of period	$44.53	$36.09	$33.12	$29.48	$31.57	$18.09
Income from investment operations:
Net investment loss	(0.32)	(0.70)	(0.72)	(0.62)	(0.49)	(0.40)
Net realized and unrealized gains (losses) on investments	(8.13)	9.14	3.69	4.26	(1.60)	13.88
Total from investment operations	(8.45)	8.44	2.97	3.64	(2.09)	13.48
Paid-in capital from redemption fees (Note 2)	–	–	–	–	–	0.00	(A)
Net asset value at end of period	$36.08	$44.53	$36.09	$33.12	$29.48	$31.57
Total return	(18.95	%)(B)	23.39%	8.97%	12.35%	(6.62%)	74.52%
Net assets at end of period (millions)	$293.3	$382.8	$370.9	$446.6	$586.9	$877.4
Ratio of gross expenses to average net assets before waiver	1.95	%(C)	1.93%	1.93%	1.92%	1.90%	1.90%
Ratio of net expenses to average net assets after waiver	1.94	%(C)	1.93%	1.92%	1.92%	1.90%	1.90%
Ratio of net investment loss to average net assets	(1.69	%)(C)	(1.57%)	(1.70%)	(1.81%)	(1.41%)	(1.64%)
Portfolio turnover rate	32	%(B)	50%	47%	42%	17%	38%

* Unaudited.
(A) Amount is less than $0.01.
(B) Not annualized.
(C) Annualized.

see accompanying notes to financial statements

Firsthand Technology Leaders Fund

6 Mos. Ended 6/30/08*	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03

Net asset value at beginning of period	$23.06	$20.23	$18.95	$16.75	$17.23	$10.65
Income from investment operations:
Net investment loss	(0.10)	(0.29)	(0.29)	(0.23)	(0.30)	(0.24)
Net realized and unrealized gains (losses) on investments	(3.31)	3.12	1.57	2.43	(0.18)	6.82
Total from investment operations	(3.41)	2.83	1.28	2.20	(0.48)	6.58
Paid-in capital from redemption fees (Note 2)	–	–	–	–	–	0.00	(A)
Net asset value at end of period	$19.65	$23.06	$20.23	$18.95	$16.75	$17.23
Total return	(14.79	%)(B)	13.99%	6.75%	13.13%	(2.79%)	61.78%
Net assets at end of period (millions)	$49.3	$63.5	$74.0	$121.0	$113.9	$156.1
Ratio of gross expenses to average net assets before waiver	1.98	%(C)	1.96%	1.96%	1.95%	1.95%	1.95%
Ratio of net expenses to average net assets after waiver	1.95	%(C)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(0.94	%)(C)	(1.16%)	(1.13%)	(1.43%)	(1.58%)	(1.65%)
Portfolio turnover rate	21	%(B)	35%	53%	43%	22%	28%

* Unaudited.
(A) Amount is less than $0.01.
(B) Not annualized.
(C) Annualized.

see accompanying notes to financial statements

Firsthand e-Commerce Fund

6 Mos. Ended 6/30/08*	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03

Net asset value at beginning of period	$4.67	$4.05	$3.40	$3.23	$3.06	$2.08
Income from investment operations:
Net investment loss	(0.03)	(0.06)	(0.06)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gains (losses) on investments	(0.82)	0.68	0.71	0.23	0.23	1.03
Total from investment operations	(0.85)	0.62	0.65	0.17	0.17	0.98
Paid-in capital from redemption fees (Note 2)	–	–	–	–	–	0.00	(A)
Net asset value at end of period	$3.82	$4.67	$4.05	$3.40	$3.23	$3.06
Total return	(18.20	%)(C)	15.31%	19.12%	5.26%	5.56%	47.12%
Net assets at end of period (millions)	$30.7	$40.7	$40.3	$42.9	$55.6	$66.4
Ratio of gross expenses to average net assets before waiver	1.99	%(D)	1.96%	1.98%	1.95%	1.95%	1.95%
Ratio of net expenses to average net assets after waiver	1.95	%(D)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(1.61	%)(D)	(1.28%)	(1.51%)	(1.66%)	(1.90%)	(1.72%)
Portfolio turnover rate	14	%(C)	44%	59%	55%	22%	46%

* Unaudited.
(A) Amount is less than $0.01.
(B) Less than $0.005.
(C) Not annualized.
(D) Annualized.

see accompanying notes to financial statements

Firsthand Alternative Energy Fund

	6 Mos. Ended 6/30/08*		Period Ended 12/31/07**

Net asset value at beginning of period	$10.89		$10.00
Income from investment operations:
Net investment income (loss)	(0.04)		–	(B)
Net realized and unrealized gains (losses) on investments	(1.40)		0.89
Total from investment operations	(1.44)		0.89
Net asset value at end of period	$9.45		$10.89
Total return	(13.22	%)(C)	8.90	%(C)
Net assets at end of period (millions)	$4.4		$1.9
Ratio of gross expenses to average net assets before waiver	2.11	%(D)	2.10	%(D)
Ratio of net expenses to average net assets after waiver	2.10	%(D)	2.10	%(D)
Ratio of net investment loss to average net assets	(1.09	%)(D)	(0.07	%)(D)
Portfolio turnover rate	26	%(C)	–	(C)

* Unaudited.
** For the period October 29, 2007 (inception) through December 31, 2007.
(A) Amount is less than $0.01.
(B) Less than $0.005.
(C) Not annualized.
(D) Annualized.

see accompanying notes to financial statements

Notes to Financial Statements, June 30, 2008 (unaudited)

1. Organization
Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand e-Commerce Fund, and Firsthand Alternative Energy Fund (individually the "Fund", and collectively the "Funds") is a non-diversified series of Firsthand Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust, a Delaware statutory trust, was organized on November 8, 1993. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

Fund	Inception Date
Firsthand Technology Value Fund	May 20, 1994*
Firsthand Technology Leaders Fund	December 10, 1997
Firsthand e-Commerce Fund	September 30, 1999
Firsthand Alternative Energy Fund	October 29, 2007

* Firsthand Technology Value Fund Investor Class commenced operations on May 20, 1994; the SEC effective date for the Investor Class is December 15, 1994. Each Fund currently offers one class of shares-Investor Class shares.

Each Fund's investment objective is long-term growth of capital.

Firsthand Technology Value Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that Firsthand Capital Management, Inc. (the "Investment Adviser") believes are undervalued and have potential for capital appreciation.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand e-Commerce Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that provide the products, services, and technologies to facilitate the growth of electronic commerce.

Firsthand Alternative Energy Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in alternative energy and energy technology companies, both U.S. and international.

The shareholders of Firsthand Global Technology Fund and Firsthand Technology Innovators Fund approved a reorganization of those funds into Firsthand Technology Value Fund at a special meeting of the shareholders of those funds held on May 21, 2008. Pursuant to that reorganization, the shareholders of those funds received shares of Firsthand Technology Value Fund of equivalent value. Please see note 11 for more information.

2. Significant Accounting Policies
The following is a summary of the Funds' significant accounting policies:

Securities Valuation – A Fund's portfolio of securities is valued as follows:

1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets.
Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the following Funds' net assets as of June 30, 2008:

	LEVEL 1		LEVEL 2		LEVEL 3
	Quoted Prices		Other Significant Observable Inputs		Significant Unobservable Inputs
Fund*	Investments in Securities	Other Financial Investments**	Investments in Securities	Other Financial Investments**	Investments in Securities	Other Financial Investments**

TVFQX	$226,737,420	$–	$3,739,619	$–	$62,855,839	$–
TLFQX	47,367,271	–	2,061,326	–	–	–
TEFQX	29,797,395	–	–	–	–	–
ALTEX	4,329,563	–	–	–	144,278	–
Total	$308,231,649	$–	$5,800,945	$–	$63,000,117	$–

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

	Firsthand Technology Value Fund		Firsthand Alternative Energy Fund
	Investments in Securities	Other Financial Investments**	Investments in Securities	Other Financial Investments**

Balance as of 1/1/08	$27,650,788	$–	$33,402	$–
Accrued Accretion/(Amortization)	–	–	–	–
Change in Unrealized Appreciation/(Depreciation)	(17,988,965)	–	19,131	–
Realized Market Gain/(Loss)	15,011,650	–	–	–
Net Purchase/(Sales)	(24,898,513)	–	91,745	–
Transfers In/(Out) of Level 3	63,080,879	–	–	–
Balance as of 6/30/08	$62,855,839	$–	$144,278	$–

* TVFQX: Firsthand Technology Value Fund, TLFQX: Firsthand Technology Leaders Fund, TEFQX: Firsthand e-Commerce Fund; ALTEX: Firsthand Alternative Energy Fund.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.

In March 2008, the FASB issued SFAS No.161, "Disclosures about Derivative Instruments and Hedging Activities." SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

Share Valuation – The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund's net asset value per share. Prior to April 30, 2003, shares of each Fund were charged a 2% redemption fee on shares redeemed or exchanged within 180 days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital and such fees became part of that Fund's daily NAV calculation.

Repurchase Agreements – Repurchase agreements, which must be secured with collateral of a credit quality at least equal to a Fund's investment criteria for its portfolio securities, are valued at cost, which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and losses.

Investment Income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

Foreign Securities – Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source. The Fund isolates that portion of the results of operations resulting of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company's books and the U.S. dollar equivalent of the amounts actually received or paid.

Options – The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds (other than Firsthand Technology Value Fund) may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and the premiums received during the period ended June 30, 2008, were as follows:

Firsthand Alternative Energy Fund
	Number of Contracts	Premiums Received

Options outstanding, beginning of period	–	$–
Options written during period	8	42,720
Options expired during period	–	–
Options closed during period	–	–
Options exercised during period	–	–
Options outstanding, end of period	8	$42,720

Distributions to Shareholders – Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Short Positions – Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the  market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the securirty declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Reclassification of Capital Accounts – The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.  For the year ended December 31, 2007, each Fund recorded the following reclassifications to the accounts listed below:

	Increase (Decrease)
	Paid-in-Capital	Accumulated Net Investment Loss	Accumulated Net Realized Loss

Firsthand Technology Value Fund	$(5,955,604)	$6,021,613	$(66,009)
Firsthand Technology Leaders Fund	(787,755)	794,008	(6,253)
Firsthand e-Commerce Fund	(554,505)	554,505	–
Firsthand Alternative Energy Fund	(128)	(83)	211

Security Transactions – Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Tax – Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years. The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2008.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand e-Commerce Fund	Firsthand Alternative Energy Fund

Gross unrealized appreciation	$51,387,031	$6,392,691	$2,910,904	$170,974
Gross unrealized depreciation	(130,061,220)	(3,702,810)	(3,098,974)	(541,073)
Net unrealized appreciation (depreciation)	$(78,674,189)	$2,689,881	$(188,070)	$(370,099)
Federal income tax cost	$372,007,067	$46,738,716	$29,985,465	$5,102,588

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations. As of June 30, 2008, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	Expiring	Expiring	Expiring	Expiring	Expiring	Expiring	Expiring
	2009	2010	2011	2012	2013	2014	2015

TVFQX	$1,092,189,416	$634,016,220	$330,969,371	$333,067,019	$165,213,285	$61,327,300	$57,697,467
TLFQX	125,132,209	109,312,900	53,324,264	33,348,418	2,501,372	–	–
TEFQX	247,884,610	141,312,315	6,014,495	–	–	–	–
ALTEX	–	–	–	–	–	–	–

TVFQX: Firsthand Technology Value Fund, TLFQX: Firsthand Technology Leaders Fund, TEFQX: Firsthand e-Commerce Fund; ALTEX: Firsthand Alternative Energy Fund.

For Firsthand Technology Value Fund, $7,924,308 of the $1,092,189,416 capital loss carryforward expiring in 2009 was acquired in the reorganization with Firsthand Communications Fund.

In July 2006, the Financial Accounting Standards Board released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years (December 31, 2003, through December 31, 2007) as of the effective date. Management has completed their analysis and the adoption of FIN 48 did not impact the Funds' net assets or results of operations.

3. Investment Transactions
Investment transactions (excluding short-term investments) were as follows for the period ended June 30, 2008.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand e-Commerce Fund	Firsthand Alternative Energy Fund

Purchase of investment securities	$97,871,990	$10,909,469	$4,389,498	$3,694,484
Proceeds from sales and maturities of investment securities	$119,460,294	$21,618,145	$10,501,616	$556,032

4. Investment Advisory and Administration Agreements
Certain trustees and officers of the Trust are also officers of the Investment Adviser or Citi Fund Services Ohio, Inc. ("Citi").  Citi serves as the sub-administrator, investment accounting agent and shareholder servicing and transfer agent.  PFPC Trust Company serves as the custodian for the Trust.

INVESTMENT ADVISORY AGREEMENT
Each Fund's investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund's investment objectives, policies, and limitations.  Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund's trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser's personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreements.

For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.50% of its average daily net assets (1.65% for ALTEX). The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund's total operating expenses to 1.95% (2.10% for ALTEX) of its average net assets up to $200 million, 1.90% (2.05% for ALTEX) of such assets from $200 million to $500 million, 1.85% (2.00% for ALTEX) of such assets from $500 million to $1 billion, and 1.80% (1.95% for ALTEX) of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT
The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the "Administration Agreement"). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund's securities transactions and each Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund's operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under "Rule 12b-1 plans", if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. The Investment Adviser has entered into a Sub-Administration Agreement with Citi. Under this agreement, the Investment Adviser (not the Funds) pays to Citi the fees for the administrative services provided by Citi.  In the case of Firsthand Alternative Energy Fund, the Investment Adviser has also agreed to donate a portion of its management fees allocated, amounting to 0.20% of Firsthand Alternative Energy Fund's average daily net assets, to various non-profit organizations as elected by Fund shareholders.

5. Deferred Compensation Agreement With Trustees
During the fiscal year ended December 31, 2000, the Trust entered into a deferred compensation agreement with the independent trustees of the Trust.

Under the deferred compensation agreement, each independent trustee may elect to defer some or all of his trustee fees. Each independent trustee is paid an annual retainer of $24,000, $6,000 for each regular meeting attended in person, and $1,000 for each special meeting attended. Deferred fees may be deemed invested in the Firsthand Funds selected by each independent trustee on a tax-deferred basis and deferred fees (and the income, gains, and losses credited during the deferral period) are payable on the dates elected by the independent trustees on their deferral election forms. Upon payment of any deferred fees (and the income, gains, and losses credited during the deferral period), each Fund will expense its pro rata share of those fees.

6. Investments in Affiliates and Restricted Securities
Affiliated issuers, as defined by the 1940 Act, are those in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund's investments in affiliates, if any, for the period ended June 30, 2008, is noted below:

SHARE ACTIVITY

Affiliate	Sales/ Balance 12/31/07	Maturity/ Purchases	Balance Expiration	Realized 6/30/08	Value Gain (Loss)	Acquisition 6/30/08	Cost

Firsthand Technology Value Fund
Clarisay, Inc., Series B	2,605,306	–	–	2,605,306	–	–	2,383,855
Clarisay, Inc., Series C	7,194,244	–	–	7,194,244	–	–	2,000,000
Clarisay, Inc., Warrant	500,000	–	–	500,000	–	–	–
Clarisay, Inc., Warrant	500,000	–	–	500,000	–	–	–
Clarisay, Inc., Warrant	250,000	–	–	250,000	–	–	–
Clarisay, Inc., Warrant	100,000	–	–	100,000	–	–	–
Clarisay, Inc., Warrant	500,000	–	–	500,000	–	–	–
Clarisay, Inc., Warrant	500,000	–	–	500,000	–	–	–
Clarisay, Inc., 8.00%	500,000	–	–	500,000	–	–	500,000
Clarisay, Inc., 8.00%	500,000	–	–	500,000	–	–	500,000
Clarisay, Inc., 8.00%	250,000	–	–	250,000	–	–	250,000
Clarisay, Inc., 8.00%	100,000	–	–	100,000	–	–	100,000
Clarisay, Inc., 8.00%	500,000	–	–	500,000	–	–	500,000
Clarisay, Inc., 8.00%	500,000	–	–	500,000	–	–	500,000
Silicon Genesis Corp., Series 1-C (1)	–	82,914	–	82,914	–	978,504	1,731,250
Silicon Genesis Corp., Series 1-D	850,830	–	–	850,830	–	3,881,027	4,315,500
Silicon Genesis Corp., Series 1-E (1)	4,071,226	1,633,254	–	5,704,480	–	16,088,972	6,046,749
Silicon Genesis Corp., Series 1-F	912,453	–	–	912,453	–	2,851,790	2,007,397
Silicon Genesis Corp., Common (1)	743,077	128,815	–	871,892	–	1,765,939	5,201,268
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	–	–	1,257,859	–	2,547,680	–
Silicon Genesis Corp., Series 1-E Warrant (1)	–	94,339	–	94,339	–	166,076	–
Silicon Genesis Corp., Common Warrant	37,982	–	–	37,982	–	57,558	–
Solaicx, Series B	7,396,238	–	–	7,396,238	–	5,412,271	4,396,238
Solaicx, Series C	2,916,581	–	–	2,916,581	–	3,578,995	3,578,995
Solaicx, Series C Warrant	670,814	–	–	670,814	–	816,461	–
SoloPower, Series A	2,721,088	–	–	2,721,088	–	10,726,529	3,999,999
SoloPower, Series B	228,779	–	–	228,779	–	1,002,052	1,002,052

(1) Amounts include shares from the merger of Firsthand Technology Innovators Fund into Firsthand Technology Value Fund.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2008, the Funds were invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets

Firsthand Technology Value Fund

Celox Networks, Inc., Common	April 17, 2001	138,121	14,999,941	–	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	–	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000	–	–	0.00%
Clarisay, Inc., 8.00% C/N	July 7, 2003	500,000	500,000	–	0.00%
Clarisay, Inc., 8.00% C/N	August 7, 2003	500,000	500,000	–	0.00%
Clarisay, Inc., 8.00% C/N	November 10, 2003	500,000	500,000	–	0.00%
Clarisay, Inc., 8.00% C/N	June 3, 2003	500,000	500,000	–	0.00%
Clarisay, Inc., 8.00% C/N	September 12, 2003	250,000	250,000	–	0.00%
Clarisay, Inc., 8.00% C/N	September 19, 2003	100,000	100,000	–	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	2,383,855	–	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	–	0.00%
Clarisay, Inc., D Warrants	September 19, 2003	100,000	–	–	0.00%
Clarisay, Inc., D Warrants	August 7, 2003	500,000	–	–	0.00%
Clarisay, Inc., D Warrants	June 3, 2003	500,000	–	–	0.00%
Clarisay, Inc., D Warrants	November 10, 2003	500,000	–	–	0.00%
Clarisay, Inc., D Warrants	September 12, 2003	250,000	–	–	0.00%
Clarisay, Inc., D Warrants	July 7, 2003	500,000	–	–	0.00%
IP Unity, Inc., Series E Warrants	August 4, 2004	69,496	69	69	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,932,222	3,478,000	19,322	0.01%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	281,977	0.10%
Luminous Networks, Inc., Common (1)	Various	78,492	4,956,888	–	0.00%
Luminous Networks, Inc., Series A1 P/S (1)	Various	356,946	550,765	–	0.00%
Luminous Networks, Inc., Series B1 P/S	June 9, 2005	259,236	400,000	–	0.00%
Polaris Networks, Inc., 10.00% C/N	April 12, 2004	50,475	50,475	–	0.00%
Polaris Networks, Inc., 10.00% C/N	July 14, 2004	50,474	50,474	–	0.00%
Polaris Networks, Inc., Convertible Warrants	March 29, 2004	75,712	–	–	0.00%
Polaris Networks, Inc., Series A P/S	November 16, 2001	297,848	297,848	–	0.00%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	–	2,547,680	0.87%
Silicon Genesis Corp., Common	April 30, 2002	726,424	3,684,494	1,471,307	0.50%
Silicon Genesis Corp., Common (3)	November 21, 2005	23,333	–	47,259	0.02%
Silicon Genesis Corp., Common	March 8, 2001	102,135	1,516,773	206,865	0.07%
Silicon Genesis Corp., Common (3)	June 10, 2008	20,000	–	40,508	0.01%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	–	57,558	0.02%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	3,881,027	1.32%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	5,704,480	6,046,749	16,088,972	5.49%
Silicon Genesis Corp., Series 1-F P/S	June 29, 2007	912,453	2,007,397	2,851,790	0.97%
Solaicx, Series B P/S	December 16, 2005	6,000,000	3,000,000	4,390,560	1.50%
Solaicx, Series B P/S	January 19, 2007	1,396,238	1,396,238	1,021,711	0.34%
Solaicx, Series C P/S	April 23, 2007	2,916,581	3,578,995	3,578,995	1.22%
Solaicx, Series C Warrants	April 23, 2007	670,814	–	816,461	0.28%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	10,726,529	3.66%
SoloPower, Series B P/S	July 9, 2007	228,779	1,002,052	1,002,052	0.34%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	11,250,000	3.84%
UCT Coatings, Inc., Common Warrants (3)	October 5, 2004	600,000	–	1,000,002	0.34%
Innovion Corp., 9.50%, C/N	December 30, 2003	543,502	543,501	271,751	0.09%
Innovion Corp., Series C P/S	February 23, 2001	1,575,322	3,000,075	147,753	0.05%
Silicon Genesis Corp., Series 1-E Warrant	February 26, 2003	94,339	–	166,076	0.06%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	978,504	0.33%
Silicon Optix, Inc., Series B P/S	November 7, 2003	1,111,111	999,999	11,111	0.00%
			$74,854,644	$62,855,839	21.43%

(1) As a result of a new round of financing on June 9, 2005, certain shares of Luminous Series D P/S and Series E P/S were converted into certain Common Series A1 P/S shares. The original acquisition date for the Series E P/S shares was October 16, 2003.  The new Common and Series A1 P/S will carry the original acquisition date of the Series D and Series E P/S. (3) Shares granted at no cost by issuer. (4) 3:1 stock split. P/S Preferred Stock. C/N Convertible Note.

7. Other Assets
Other assets consist of a contingent receivable from the sale of Global Locate, Inc. to Broadcom. Part of the sale has shareholders receiving additional earn outs based on future contingencies. The Board of Trustees is fair valuing this asset.

8. Risks
Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser's control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

9. Proxy Voting Policy and Procedures
The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser's general management of the Funds, subject to the Board of Trustees' continuing oversight. A copy of the Funds' proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies for the one-year period ended June 30, 2008, is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds' voting record is also available on the Funds' website at www.firsthandfunds.com/proxy.

10. Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

11. Fund Reorganization
On May 21, 2008, Firsthand Technology Value Fund (the "Acquiring Fund"), acquired the assets and assumed the liabilities of Firsthand Technology Innovators Fund and Firsthand Global Technology Fund (the "Acquired Funds"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders.  When funds merge, capital loss carryforwards may be limited under section 382 of the Internal Revenue Code. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of Changes in Net Assets.  Net assets and unrealized depreciation as of the reorganization date were as follows:

Total net assets of Acquired Fund		Total net assets of Acquiring Fund		Total net assets of Acquiring Fund after acquisition		Acquired Fund Unrealized Appreciation/ (Depreciation)

TIFQX	GTFQX	TIFQX	GTFQX	TIFQX	GTFQX	TIFQX	GTFQX

$ 15,784,526	$ 9,809,545	$ 306,066,492	$ 306,066,492	$ 331,660,563	$ 331,660,563	$ (6,087,254)	$ 847,505

Firsthand Funds
P.O. Box 183120
Columbus, OH 43218-3120
1.888.884.2675
www.firsthandfunds.com

Investment Adviser
Firsthand Capital Management, Inc.
125 South Market
Suite 1300
San Jose, CA 95113
www.firsthandcapital.com

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Transfer Agent
Citi Fund Services Ohio, Inc.
P.O. Box 183120
Columbus, OH 43218-3120
1.888.884.2675

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for a prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

Firsthand, Technology Value Fund, and the interlocking "F" design are registered trademarks of Firsthand Capital Management, Inc.

FHF000398, exp. 8/31/2009

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-
2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)     (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.
(a)
If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Investments.

(a)
File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Instruction of paragraph (a)

Schedule I - Investments In Securities of unaffiliated issuers filed under this Item must be audited, except that in the case of a report on this Form N-CSR as of the end of a fiscal half-year Schedule I – Investments in securities of unaffiliated issuers need not be audited.

(b)
If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested; and

(6)
If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing. This Item 6(b) shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant of Section 12 of the Act.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules there under) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable

(c)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Firsthand Funds

By (Signature and Title)*    /s/ Kevin M. Landis
    Kevin M. Landis
    President

Date___August 27, 2008__________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Kevin M. Landis
    Kevin M. Landis
    President

Date___August 27, 2008__________________

By (Signature and Title)*   /s/ Aaron Masek
    Aaron Masek
    Treasurer

Date___August 27, 2008__________________

* Print the name and title of each signing officer under his or her signature.